Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.83%
Aerospace & Defense–1.84%
Raytheon Technologies Corp.	201,405	$17,312,774
Air Freight & Logistics–2.59%
United Parcel Service, Inc., Class B	133,823	24,369,168
Airlines–0.44%
Southwest Airlines Co.(b)	80,297	4,129,675
Application Software–4.27%
Manhattan Associates, Inc.(b)	16,760	2,564,783
salesforce.com, inc.(b)	101,302	27,475,128
Workday, Inc., Class A(b)	40,412	10,098,555
		40,138,466
Automobile Manufacturers–1.25%
General Motors Co.(b)	222,145	11,709,263
Automotive Retail–1.93%
CarMax, Inc.(b)	74,993	9,596,104
O’Reilly Automotive, Inc.(b)	13,897	8,491,901
		18,088,005
Biotechnology–0.93%
Seagen, Inc.(b)	51,395	8,726,871
Cable & Satellite–1.72%
Comcast Corp., Class A	289,613	16,198,055
Commodity Chemicals–0.71%
Valvoline, Inc.	213,882	6,668,841
Communications Equipment–1.50%
Motorola Solutions, Inc.	60,829	14,131,793
Construction Machinery & Heavy Trucks–1.37%
Caterpillar, Inc.	66,858	12,834,730
Construction Materials–1.15%
Vulcan Materials Co.	63,656	10,768,049
Data Processing & Outsourced Services–2.70%
Fiserv, Inc.(b)	137,708	14,941,318
Mastercard, Inc., Class A	29,863	10,382,768
		25,324,086
Distillers & Vintners–1.39%
Constellation Brands, Inc., Class A	61,939	13,049,928
Diversified Banks–3.88%
JPMorgan Chase & Co.	222,949	36,494,522
Electric Utilities–1.43%
FirstEnergy Corp.	376,118	13,397,323
Electrical Components & Equipment–1.17%
Hubbell, Inc.	25,777	4,657,130
Rockwell Automation, Inc.	21,521	6,328,035
		10,985,165
Shares		Value
Environmental & Facilities Services–0.78%
Waste Connections, Inc.	58,217	$7,331,267
Financial Exchanges & Data–1.67%
Intercontinental Exchange, Inc.	137,053	15,736,425
Food Distributors–0.99%
Sysco Corp.	118,640	9,313,240
General Merchandise Stores–1.30%
Target Corp.	53,464	12,230,959
Health Care Facilities–2.79%
HCA Healthcare, Inc.	89,748	21,783,635
Tenet Healthcare Corp.(b)	66,458	4,415,469
		26,199,104
Health Care Services–1.95%
CVS Health Corp.	216,080	18,336,549
Health Care Supplies–1.04%
Cooper Cos., Inc. (The)	23,637	9,769,408
Home Improvement Retail–1.78%
Home Depot, Inc. (The)	50,899	16,708,106
Homebuilding–0.81%
D.R. Horton, Inc.	90,989	7,640,346
Hotels, Resorts & Cruise Lines–1.36%
Airbnb, Inc., Class A(b)	76,215	12,785,066
Household Products–2.10%
Procter & Gamble Co. (The)	140,841	19,689,572
Industrial Machinery–1.50%
Otis Worldwide Corp.	170,776	14,051,449
Industrial REITs–2.46%
Prologis, Inc.	183,966	23,074,855
Integrated Oil & Gas–0.68%
Exxon Mobil Corp.	107,795	6,340,502
Integrated Telecommunication Services–1.74%
Verizon Communications, Inc.	303,085	16,369,621
Interactive Home Entertainment–0.42%
Zynga, Inc., Class A(b)	529,269	3,985,396
Interactive Media & Services–4.34%
Facebook, Inc., Class A(b)	106,148	36,025,570
Snap, Inc., Class A(b)	64,885	4,793,055
		40,818,625
Internet & Direct Marketing Retail–5.83%
Amazon.com, Inc.(b)	16,689	54,824,032
Internet Services & Infrastructure–0.55%
Snowflake, Inc., Class A(b)	16,979	5,134,959
IT Consulting & Other Services–1.82%
Accenture PLC, Class A	41,938	13,416,805

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
IT Consulting & Other Services–(continued)
Amdocs Ltd.	48,666	$3,684,503
		17,101,308
Life Sciences Tools & Services–0.80%
Avantor, Inc.(b)	182,844	7,478,320
Managed Health Care–2.74%
UnitedHealth Group, Inc.	66,004	25,790,403
Movies & Entertainment–1.91%
Netflix, Inc.(b)	24,261	14,807,459
Warner Music Group Corp., Class A	72,992	3,119,678
		17,927,137
Oil & Gas Refining & Marketing–0.99%
Valero Energy Corp.	131,697	9,293,857
Oil & Gas Storage & Transportation–0.58%
Magellan Midstream Partners L.P.	119,720	5,456,838
Other Diversified Financial Services–1.94%
Equitable Holdings, Inc.	615,802	18,252,371
Packaged Foods & Meats–1.11%
Mondelez International, Inc., Class A	178,588	10,390,250
Pharmaceuticals–3.38%
AstraZeneca PLC, ADR (United Kingdom)	262,096	15,741,486
Bayer AG (Germany)	53,465	2,916,082
Eli Lilly and Co.	56,596	13,076,506
		31,734,074
Property & Casualty Insurance–1.02%
Allstate Corp. (The)	75,463	9,607,194
Railroads–0.81%
Union Pacific Corp.	38,889	7,622,633
Regional Banks–2.28%
CIT Group, Inc.	108,491	5,636,107
First Citizens BancShares, Inc., Class A(c)	4,428	3,733,557
Signature Bank	19,202	5,228,321
SVB Financial Group(b)	10,562	6,832,346
		21,430,331
Research & Consulting Services–0.49%
TransUnion	41,073	4,612,909
Semiconductor Equipment–1.82%
Applied Materials, Inc.	133,036	17,125,724
Shares		Value
Semiconductors–3.40%
Advanced Micro Devices, Inc.(b)	99,447	$10,233,096
QUALCOMM, Inc.	168,605	21,746,673
		31,979,769
Systems Software–7.74%
Microsoft Corp.	205,802	58,019,700
ServiceNow, Inc.(b)	9,195	5,721,773
VMware, Inc., Class A(b)(c)	60,719	9,028,915
		72,770,388
Technology Hardware, Storage & Peripherals–1.82%
Apple, Inc.	120,964	17,116,406
Thrifts & Mortgage Finance–0.63%
Rocket Cos., Inc., Class A	369,140	5,921,006
Tobacco–0.19%
Philip Morris International, Inc.	19,076	1,808,214
Total Common Stocks & Other Equity Interests (Cost $687,679,912)		938,085,327
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	971,332	971,332
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	383,909	384,063
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	1,110,094	1,110,094
Total Money Market Funds (Cost $2,465,489)		2,465,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $690,145,401)		940,550,816
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.40%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,930,018	3,930,018
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,166,375	9,170,041
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,100,059)		13,100,059
TOTAL INVESTMENTS IN SECURITIES–101.49% (Cost $703,245,460)		953,650,875
OTHER ASSETS LESS LIABILITIES—(1.49)%		(13,972,643)
NET ASSETS–100.00%		$939,678,232
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,101,539	$74,969,598	$(75,099,805)	$-	$-	$971,332	$324
Invesco Liquid Assets Portfolio, Institutional Class	786,738	53,518,902	(53,921,656)	24	55	384,063	116
Invesco Treasury Portfolio, Institutional Class	1,258,901	85,679,541	(85,828,348)	-	-	1,110,094	138
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	44,707,088	(40,777,070)	-	-	3,930,018	432*
Invesco Private Prime Fund	-	74,550,610	(65,380,686)	-	117	9,170,041	5,804*
Total	$3,147,178	$333,425,739	$(321,007,565)	$24	$172	$15,565,548	$6,814

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$935,169,245	$2,916,082	$—	$938,085,327
Money Market Funds	2,465,489	13,100,059	—	15,565,548
Total Investments	$937,634,734	$16,016,141	$—	$953,650,875
Invesco V.I. Core Equity Fund